Deferred income (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure Of Deferred Income [Abstract]
Contract liabilities	₨ 1,377,624	$ 18,740	₨ 1,472,898
Total	₨ 2,307,214		₨ 2,454,665